Stock Incentive Plans (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Number of shares, Options Outstanding	2,624,869	2,367,369	2,168,787	2,037,119
Weighted average remaining life in years	5 years 7 months 9 days	4 years 5 months 8 days
Weighted average exercise price, option outstanding	$ 0.926	$ 0.714	$ 0.44	$ 0.409
Number of shares, Options exercisable	1,979,155	1,954,155
Weighted average exercise price, option exercisable	$ 0.392	$ 0.384
Weighted average remaining life in years- vested and exercisable	5 years 7 months 9 days	4 years 5 months 1 day
Range 0.20
Number of shares, Options Outstanding	1,505,263	1,505,263
Weighted average remaining life in years	4 years 7 months 17 days	4 years 4 months 17 days
Weighted average exercise price, option outstanding	$ 0.200	$ 0.20
Number of shares, Options exercisable	1,505,263	1,505,263
Weighted average exercise price, option exercisable	$ 0.20	$ 0.20
Weighted average remaining life in years- vested and exercisable	4 years 7 months 17 days	4 years 4 months 17 days
Range 1.00
Number of shares, Options Outstanding	581,856	581,856
Weighted average remaining life in years	4 years 8 months 19 days	4 years 5 months 12 days
Weighted average exercise price, option outstanding	$ 1.00	$ 1.00
Number of shares, Options exercisable	473,892	448,892
Weighted average exercise price, option exercisable	$ 1.00	$ 1.00
Weighted average remaining life in years- vested and exercisable	4 years 8 months 19 days	4 years 6 months 29 days
Range 2.88
Number of shares, Options Outstanding	537,750	280,250
Weighted average remaining life in years	9 years 4 months 2 days	4 years 9 months
Weighted average exercise price, option outstanding	$ 2.88	$ 2.88
Number of shares, Options exercisable	0	0
Weighted average exercise price, option exercisable	$ 2.88	$ 2.88
Weighted average remaining life in years- vested and exercisable	9 years 4 months 2 days